Note 8 - Investment in Juanicipio - Associate's Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Cash and cash equivalents	$ 162,347	$ 68,707	$ 29,955
Accounts receivable (Note 7)	816	1,559
Prepaids and other assets	569	1,787
Current assets	163,732	72,053
Deferred tax assets	5,183	3,232
Non-current assets	447,340	448,477
Total assets	611,072	520,530
Payables	3,477	2,668
Current liabilities	3,619	4,791
Lease obligation	2,242	154
Deferred tax liabilities	13,536	8,498	2,921
Total liabilities	19,739	13,773
Equity	591,333	506,757	401,696
Total liabilities and equity	611,072	520,530
Juanicipio [member]
Statement Line Items [Line Items]
Cash and cash equivalents	53,193	42,913	$ 1,102
Value added tax and other receivables	3,902	3,162
Income tax receivable	1,862	3,758
Accounts receivable (Note 7)	88,324	56,532
Stockpiles	4,365	2,417
Metal concentrates	1,916	2,361
Materials and supplies	18,724	18,414
Prepaids and other assets	1,784	5,501
Current assets	174,070	135,058
Right-of-use assets	965	1,590
Mineral interests, plant and equipment	767,244	794,512
Deferred tax assets	8,953	24,336
Non-current assets	777,162	820,438
Total assets	951,232	955,496
Payables	17,719	22,167
Interest and other payables to shareholders	3,534	12,160
Taxes payable	47,318	14,395
Current liabilities	68,571	48,722
Lease obligation	974	1,597
Reserves for retirement and pension	141	112
Reclamation and closure	3,871	3,605
Deferred tax liabilities	54,066	9,439
Non-current liabilities	59,052	14,753
Total liabilities	127,623	63,475
Shareholders' equity including shareholder advances	823,610	892,021
Equity	823,610	892,021
Total liabilities and equity	$ 951,232	$ 955,496